Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2026	May 31, 2025
Accelerated Share Repurchases [Line Items]
Accrued payroll		$ 485,363	$ 421,746
Refund liability (a)	[1]	206,173	181,417
Payable for purchase of property and equipment		58,279	52,004
Accrued advertising fees		33,413	24,453
Amounts reimbursable to employees (b)	[2]	31,809	23,615
Advance payment from students (c)	[3]	22,174	21,768
VAT payable		16,076	17,987
Payment to merchant (d)	[4]	16,761	14,558
Welfare payable		17,260	12,574
Refundable deposits (e)	[5]	8,412	7,949
Royalty fees payable (f)	[6]	6,707	6,844
Rent payable		3,114	4,393
Other taxes payable		2,922	3,956
Accrued professional service fees		2,709	1,902
Payable for investments and acquisitions		605	567
Others (g)	[7]	25,972	34,850
Total		$ 937,749	$ 830,583

[1]	The refund liability is recognized for variable amount of the considerations received from the customers and recorded as refund liability as described in Note 2.
[2]	Amounts reimbursable to employees include travelling and business related expenses.
[3]	Advance payment from students represent (1) the miscellaneous expenses other than tuition fee prepaid by students which will be paid out on their behalf; and (2) advance payment prepaid by students for class enrollment.
[4]	Payment to merchant represents cash received from consumers and deposited in a special bank account reserved for payments to merchants.
[5]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[6]	Royalty fees payable relate to payments to content providers for on-line learning programs and those to counterparties for copyrights and resource sharing.
[7]	Others primarily include transportation expenses, utility fees, property management fees and other miscellaneous expenses payable.